Other liabilities and tax payable - changes in group service contract liability (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Other liabilities [Line Items]
Service contract liability at start of period	€ 2,089
Service contract liability at end of period	2,151
service contract liability
Other liabilities [Line Items]
Service contract liability at start of period	2,089
Advances received from customers	839
Amounts recognized in revenue	(721)
Decrease through transfer to liabilities held for sale, service contract liability	0
Other changes to service contract liabilities	(56)
Service contract liability at end of period	€ 2,151